Interest in Other Entities (Details) - Schedule of Company’s Rights in Share Capital and Voting Rights	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Laminera [Member]
Interest in Other Entities (Details) - Schedule of Company’s Rights in Share Capital and Voting Rights [Line Items]
Main place of the business	Israel	Israel
Company rights in share capital and voting rights	19.70%	19.70%
Polyrizon [Member]
Interest in Other Entities (Details) - Schedule of Company’s Rights in Share Capital and Voting Rights [Line Items]
Main place of the business	Israel	Israel
Company rights in share capital and voting rights	38.76%	37.03%
Sci Sparc Nutraceuticals [Member]
Interest in Other Entities (Details) - Schedule of Company’s Rights in Share Capital and Voting Rights [Line Items]
Main place of the business	USA
Company rights in share capital and voting rights	49.00%
A.I Conversation Systems [Member]
Interest in Other Entities (Details) - Schedule of Company’s Rights in Share Capital and Voting Rights [Line Items]
Main place of the business	Israel
Company rights in share capital and voting rights	36.08%
Revoltz [Member]
Interest in Other Entities (Details) - Schedule of Company’s Rights in Share Capital and Voting Rights [Line Items]
Main place of the business	Israel	Israel
Company rights in share capital and voting rights	19.90%	19.90%
Zig Miami 54 [Member]
Interest in Other Entities (Details) - Schedule of Company’s Rights in Share Capital and Voting Rights [Line Items]
Main place of the business	USA
Company rights in share capital and voting rights	60.00%
Parazero [Member]
Interest in Other Entities (Details) - Schedule of Company’s Rights in Share Capital and Voting Rights [Line Items]
Main place of the business		Israel
Company rights in share capital and voting rights		40.35%
Odysight.ai [Member]
Interest in Other Entities (Details) - Schedule of Company’s Rights in Share Capital and Voting Rights [Line Items]
Main place of the business		Israel
Company rights in share capital and voting rights		27.02%
Fuel Doctor [Member]
Interest in Other Entities (Details) - Schedule of Company’s Rights in Share Capital and Voting Rights [Line Items]
Main place of the business	USA	Israel
Company rights in share capital and voting rights		28.63%